Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 8. Stock-Based Compensation

Restricted Stock Awards

On May 20, 2017, the Company established the Virpax Pharmaceuticals, Inc. Amended and Restated 2017 Equity Incentive Plan (the “Plan”). The Company’s Board of Directors (the “Board”), acting through its Equity Incentive Plan Committee, has determined that it would be to the advantage and best interest of the Company and its stockholders to grant restricted stock awards to certain individuals as compensation to serve as an employee of the Company and as an incentive for increased efforts during such service.

There were 14,723 and 5,506 unvested restricted stock awards issued totaling $83,888 and $50,000 based on a fair value of the Company’s common stock on the date of grant, as of June 30, 2021 and December 31, 2020, respectively. During the three months ended June 30, 2021 and 2020, there were 15,000 and 3,160 restricted stock awards granted during the period, respectively, and 20,225 of restricted stock awards forfeited during the three months ended June 30, 2020. The Company recognized $4,688 and $156,250 of stock based compensation for vested restricted shares during the three months ended June 30, 2021 and June 30, 2020, respectively. In addition, during the six months ended June 30, 2021 and 2020, there were 15,000 and 6,952 restricted stock awards granted during the period, respectively, and 20,225 of restricted stock awards forfeited during the six months ended June 30, 2020. The Company recognized $34,629 and $156,250 of stock based compensation for vested restricted shares during the six months ended June 30, 2021 and June 30, 2020, respectively.

Stock Options

The Plan provides a means for eligible employees, officers, non-employee directors and other individual service providers (collectively, “eligible persons”) to develop a sense of proprietorship and personal involvement in the development and financial success of the Company and to encourage them to devote their best efforts to the business of the Company, thereby advancing the interests of the Company and its stockholders. The Company, by means of the Plan, seeks to retain the services of such eligible persons and to provide incentives for such eligible persons to exert maximum efforts for the success of the Company. The Plan commenced on May 20, 2017 (the “Effective Date”) and is administered by the Compensation Committee of the Board (the “Compensation Committee”); provided that the entire Board may act in lieu of the Compensation Committee on any matter. The maximum aggregate number of shares of common stock which may be issued under all awards granted to participants under the Plan initially shall be 303,382 shares. The number of authorized shares available for issuance under the Plan shall automatically increase on January 1st of each year commencing on January 1 following the Effective Date and on each January 1 thereafter until the expiration date, in an amount equal to six percent (6%) of the total number of shares of common stock outstanding on December 31st of the preceding calendar year. The Plan shall remain in effect, subject to the right of the Board to amend or terminate the Plan at any time until the earlier of the tenth (10th) anniversary of the Effective Date. In the event of a termination of continuous service (other than as a result of a change of control, as defined in the Plan), unvested stock options generally shall terminate and, with regard to vested stock options, the exercise period shall be the lesser of the original expiration date or three months from the date continuous service terminates.

On April 25, 2020, the Company amended and restated the Plan to grant stock options to non-employee directors. Stock options to purchase 20,225 shares of common stock shall automatically be granted under the Plan to each non-employee director who is first appointed or elected to the Board. In addition, On January 1 of each year, each then serving non-employee director of the Company shall automatically be granted under the Plan (i) that number of options having a value of $25,000 calculated on the grant date in accordance with the Black-Scholes option pricing model and shall be exercisable as to 100% of the number of shares of common stock covered thereby on the twelve-month anniversary of the grant date, and shall have an exercise price equal to 100% of the Fair Market Value (as defined in the Plan) of a share of Common Stock on the date of grant. Also, on January 1 of each year, each then serving member of the Science and Technology Committee of the Board (the “Science and Technology Committee”) shall automatically be granted stock options to purchase 2,022 shares of Common Stock under the Plan, and the Chair of the Science and Technology Committee shall be granted stock options to purchase an additional 3,033 shares of Common Stock under the Plan. These options have the same terms and conditions as the options granted to the non-employee directors noted above. The options due on January 1, 2021 pursuant to the Plan were granted by the Board on April 7, 2021.

On April 7, 2021, the Board, upon recommendation of the Company’s Compensation Committee, approved equity compensation awards for the Company’s executive officers, employees and consultants. The Board approved awards of options to purchase 197,500 shares of Common Stock to officers of the Company pursuant to the 2017 Plan. The options have an exercise price of $4.62 per share, the fair market value of the Common Stock on the date of grant of April 7, 2021. The options granted to the officers will vest in three equal annual installments, commencing on the one-year anniversary of the grant date, and have a ten-year expiration date. The grant date fair value of these options using the Black-Scholes option pricing model was $612,050.

The Board also approved awards of 52,922 options to the Company’s non-employee directors pursuant to the 2017 Plan. These options have exercise prices of $4.62, the fair market value of the common stock on the date of grant as of April 7, 2021, and will fully vest upon the one-year anniversary of the grant date, and have a ten-year expiration date. The grant date fair value of these options using the Black-Scholes option pricing model was $162,156.

Stock-based compensation expense for the three months ended June 30, 2021 and 2020 was $321,427 and $571,691, respectively. The Company recorded $302,993 and $571,691 of this stock-based compensation within general and administrative expense and $18,433 and $0 within research and development expense on the accompanying statement of operations for the three months ended June 30, 2021 and 2020, respectively. Stock-based compensation expense for the six months ended June 30, 2021 and 2020 was $691,310 and $702,681, respectively. The Company recorded $672,877 and $702,681 of this stock-based compensation within general and administrative expense and $18,433 and $0 within research and development expense on the accompanying statement of operations for the six months ended June 30, 2021and 2020, respectively.

The fair value of option awards is estimated using the Black-Scholes option-pricing model. Exercise price of each award is generally not less than the per share fair value in effect as of that award date. The determination of fair value using the Black-Scholes model is affected by the Company’s share fair value as well as assumptions regarding a number of complex and subjective variables, including expected price volatility, risk-free interest rate and projected employee share option exercise behaviors. Options granted or modified under the Plan during the six months ended June 30, 2021 and 2020 were valued using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the Six Months Ended June 30,
	2021	2020
Expected term (years)	5.77	5.24
Risk-free interest rate	1.05%	0.49%
Expected volatility	79.40%	68.47%
Expected dividend yield	0.00%	0.00%

The Company estimates its expected volatility by using a combination of historical share price volatilities of similar companies within our industry. The risk-free interest rate assumption is based on observed interest rates for the appropriate term of the Company’s options on a grant date. The expected option term assumption is estimated using the simplified method and is based on the mid-point between vest date and the remaining contractual term of the option, since the Company does not have sufficient exercise history to estimate expected term of its historical option awards.

The following is a summary of stock option activity under the stock option plan for the six months ended June 30, 2021 and for the year ended December 31, 2020:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2020	236,458	$9.89	8.96	$-
Forfeited	(20,225)	9.89
Cancelled	-	-
Granted	269,868	9.89
Options outstanding at December 31, 2020	486,101	9.89	8.68	-
Forfeited	-	-
Cancelled	-	-
Granted	250,492	4.62	-	-
Options outstanding at June 30, 2021	736,593	$8.10	8.73	$-
Options exercisable at June 30, 2021	502,197	$9.58	8.27	$-

The weighted-average grant-date fair value of stock options granted during the six months ended June 30, 2021 and year ended December 31, 2020 was $3.09 and $5.66, respectively.

As of June 30, 2021, there was $665,560 of total time-based unrecognized compensation costs related to unvested stock options stock. These costs are expected to be recognized over a weighted average period of 2.24 years.

Note 8. Stock-Based Compensation

Restricted Stock Awards

On May 20, 2017, the Company established the Virpax Pharmaceuticals, Inc. Amended and Restated 2017 Equity Incentive Plan (the “Plan”). The Company’s Board of Directors, acting through its Equity Incentive Plan Committee, has determined that it would be to the advantage and best interest of the Company and its stockholders to grant restricted stock awards to certain individuals as compensation to serve as an employee of the Company and as an incentive for increased efforts during such service.

As of December 31, 2020, there were 5,056 unvested restricted stock awards issued totaling $50,000 of unearned deferred stock based compensation, based on a fair value of stock of $9.89 per share. In addition, during the year ended December 31, 2020, there were 6,952 restricted stock awards granted and 20,225 of restricted stock awards forfeited during the period. Also, during the year ended December 31, 2020, there were 15,800 restricted stock awards that vested resulting in $156,250 in stock-based compensation expense during the year. As of December 31, 2019, there were 34,130 restricted stock awards issued and unvested totaling $337,500 of unearned deferred stock based compensation, based on a fair value of stock of $9.89 per share.

Stock Options

The Company’s Plan provides a means whereby eligible employees, officers, non-employee directors and other individual service providers develop a sense of proprietorship and personal involvement in the development and financial success of the Company and to encourage them to devote their best efforts to the business of the Company, thereby advancing the interests of the Company and its stockholders. The Company, by means of the Plan, seeks to retain the services of such eligible persons and to provide incentives for such persons to exert maximum efforts for the success of the Company. The Plan commenced on the Effective Date and the Plan is administered by the Compensation Committee (“Committee”); provided that the entire Board may act in lieu of the Committee on any matter. The maximum aggregate number of shares of common stock which may be issued under all Awards granted to Participants under the Plan initially shall be 303,382 shares. The number of authorized shares available for issuance under the Plan shall automatically increase on January 1st of each year commencing with the January 1 following the Effective Date and on each January 1 thereafter until the expiration date, in an amount equal to six percent (6%) of the total number of shares of common stock outstanding on December 31st of the preceding calendar year. The Plan shall remain in effect, subject to the right of the board of directors of the Company to amend or terminate the Plan at any time until the earlier of the tenth (10th) anniversary of the Effective Date. In the event of a termination of continuous service (other than as a result of a change of control, as defined in the Plan), unvested stock options generally shall terminate and, with regard to vested stock options, the exercise period shall be the lesser of the original expiration date or three months from the date continuous service terminates.

On May 21, 2018, the Company amended the Plan to grant stock options to Non-Employee Directors. Stock options to purchase 5,056 shares of common stock shall automatically be granted under the Plan to each Non-Employee Director who is first appointed or elected to the Board. In addition, On January 1 of each year, each then serving Non-Employee Director of the Company shall automatically be granted under the Plan (i) that number of options having a value of $25,000 calculated on the grant date in accordance with the Black-Scholes option pricing model and shall be exercisable as to 100% of the number of shares of Stock covered thereby on the twelve-month anniversary of the grant date, and shall have an exercise price equal to 100% of the Fair Market Value of a share of Common Stock on the Date of Grant. Also, on January 1, of each year, each then serving member of the Science and Technology Committee shall automatically be granted stock options to purchase 2,022 shares of Common Stock under the Plan, and the Chair of the Science and Technology Committee shall be granted stock options to purchase an additional 3,033 shares of Common Stock under the Plan. These options have the same terms and conditions as the Non-Employee Directors noted above.

Stock-based compensation expense for the year ended December 31, 2020 and 2019 was $1,473,642 and $678,146, respectively, which is included in general and administrative expense on the accompanying statement of operations.

The fair value of option awards is estimated using the Black-Scholes option-pricing model. Exercise price of each award is generally not less than the per share fair value in effect as of that award date. The determination of fair value using the Black-Scholes model is affected by the Company’s share fair value as well as assumptions regarding a number of complex and subjective variables, including expected price volatility, risk-free interest rate and projected employee share option exercise behaviors. Options granted or modified under the Plan during the years ended December 31, 2020 and 2019 were valued using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the Years Ended December 31,
	2020	2019
Expected term (years)	5.24	5.54
Risk-free interest rate	0.48%	2.03%
Expected volatility	68.50%	57.23%
Expected dividend yield	0.00%	0.00%

The Company estimates its expected volatility by using a combination of historical share price volatilities of similar companies within our industry. The risk-free interest rate assumption is based on observed interest rates for the appropriate term of the Company’s options on a grant date. The expected option term assumption is estimated using the simplified method and is based on the mid-point between vest date and the remaining contractual term of the option, since the Company does not have sufficient exercise history to estimate expected term of its historical option awards.

The following is a summary of stock option activity under the stock option plans for the years ended December 31, 2020 and 2019:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2019	136,515	$9.89	9.51	$—
Forfeited	(30,337)	9.89
Cancelled	(5,056)	9.89
Granted	135,336	9.89
Options outstanding at December 31, 2019	236,458	9.89	8.96	—
Forfeited	(20,225)	9.89
Granted	269,868	9.89
Options outstanding at December 31, 2020	486,101	$9.89	8.68	$—
Options exercisable at December 31, 2020	266,164	$9.89	8.15	$—

The weighted-average grant-date fair value of stock options granted during the years ended December 31, 2020 and 2019 was $5.66 and $5.21, respectively.

As of December 31, 2020, there was $547,693 of total time-based unrecognized compensation costs related to unvested stock options stock. These costs are expected to be recognized over a weighted average period of 0.50 years.

On June 15, 2020, the Company and Michele Linde entered into a consulting agreement in conjunction with Ms. Linde separating from the Company as Executive Vice President, General Counsel and Corporate Secretary of the Company with an effective date of May 15, 2020. As part of the consulting agreement, Ms. Linde agreed to perform consulting and advisory services in exchange for 40,450 nonqualified stock options in the Company pursuant to a nonqualified stock option grant. The options shall vest evenly over a six-month term beginning on the effective date. The options from the consulting agreement were granted in exchange for the forfeiture of the 20,225 unvested restricted stock award and 15,169 unvested nonqualified stock options that were originally granted on October 30, 2019. These modifications are treated as an option modification and the Company accounted for the option modification under ASC Topic 718, Compensation — Stock Compensation. The fair value of the forfeited options and restricted stock award was determined to be in excess of the fair value of the options granted from the consulting agreement. As a result, the fair value of the forfeited options and restricted stock award were recognized over the six-month term of the consulting award, beginning with the effective date.

On June 15, 2020, the Company and Ms. Linde also executed an amendment with an effective date of May 15, 2020 to modify three nonqualified stock option grant agreements (the “NQSO Amendment”) that were entered into on July 20, 2018, May 18, 2019, and October 30, 2019, respectively. The nonqualified stock option grants were for 5,056, 10,112, and 5,056 options, respectively. The NQSO Amendment extended the post-termination exercisability period of the vested nonqualified stock options held by Ms. Linde from 90 days following termination of employment to ten years after the initial option grant. The NQSO Amendment also amended the May 19, 2019 grant agreement to vest all 10,112 options on May 18, 2020, regardless if Ms. Linde was employed by the Company at that date. These modifications are treated as an option modification and the Company accounted for the option modification under ASC Topic 718, Compensation — Stock Compensation. As a result of the modification, the Company recognized $90,050 in incremental compensation expense during year ended December 31, 2020.